Parent Company Only Financial Statements - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
CASH AND DUE FROM BANKS	$ 18,351	$ 15,915
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS	370,593	107,687
Total cash and cash equivalents	389,007	124,906	$ 68,923	$ 34,757
DEFERRED TAX ASSET, Net	11,266	19,510
Investment in Patriot Bancshares Capital Trusts I and II	666	666
Loans held for sale	23,989	384
Loans held for investment	3,098,220	3,130,669
Goodwill	85,291	85,291	30,129
OTHER ASSETS	31,375	26,567
TOTAL ASSETS	4,024,822	3,786,157
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	47,492	13,187
LIABILITIES-Other liabilities	16,268	14,612
Total liabilities	3,594,340	3,356,755
SHAREHOLDERS' EQUITY:
Common stock	372	368
Capital surplus	382,961	378,518
Retained earnings (deficit)	49,127	50,099
Accumulated other comprehensive income, net	(725)	417
Less treasury stock, at cost	(1,253)
Total shareholders' equity	430,482	429,402	288,405	199,218
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,024,822	3,786,157
Green Bancorp, Inc.
ASSETS
CASH AND DUE FROM BANKS	4,534	3,911
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS	6,461	6,411
Total cash and cash equivalents	10,995	10,322	$ 8,666	$ 4,953
INVESTMENT IN GREEN BANK, N.A.	422,802	420,966
Investment in Patriot Bancshares Capital Trusts I and II	666	666
Loans held for sale	6,598
Loans held for investment	26,221
Goodwill	12,673	12,673
OTHER ASSETS	1,277	1,236
TOTAL ASSETS	481,232	445,863
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	47,492	13,187
Deferred Income Tax Liabilities, Net	2,907	3,037
LIABILITIES-Other liabilities	351	237
Total liabilities	50,750	16,461
SHAREHOLDERS' EQUITY:
Common stock	372	368
Capital surplus	382,961	378,518
Retained earnings (deficit)	49,127	50,099
Accumulated other comprehensive income, net	(725)	417
Less treasury stock, at cost	(1,253)
Total shareholders' equity	430,482	429,402
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 481,232	$ 445,863